Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Schedule Of Carrying Amount And Estimated Fair Value

	December 31,
	2011	2010

Carrying amount	$1,516,548	$1,560,389
Estimated fair value	1,592,411	1,483,816